NOTES PAYABLE (Details 2) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Convertible notes payable, currently in default, gross	$ 75,000	$ 235,775	$ 323,133
Less discount	0	0	0
Convertible notes payable, currently in default, net of discount	775,000	775,000	0
Note Payable [Member]
Convertible notes payable, currently in default, gross	50,000	50,000	50,000
Notes Payable One [Member]
Convertible notes payable, currently in default, gross	25,000	25,000	25,000
Notes Payable Two [Member]
Convertible notes payable, currently in default, gross	0	0	59,400
Notes Payable Three [Member]
Convertible notes payable, currently in default, gross	0	0	53,028
Notes Payable Four [Member]
Convertible notes payable, currently in default, gross	0	0	42,365
Notes Payable Five [Member]
Convertible notes payable, currently in default, gross	0	91,331	91,331
Notes Payable Six [Member]
Convertible notes payable, currently in default, gross	0	0	2,009
Notes Payable Seven [Member]
Convertible notes payable, currently in default, gross	0	10,000	10,000
Notes Payable Eight [Member]
Convertible notes payable, currently in default, gross	0	235,775	10,000
Notes Payable Nine [Member]
Convertible notes payable, currently in default, gross	0	6,500	6,500
Notes Payable Ten [Member]
Convertible notes payable, currently in default, gross	0	34,000	0
Notes Payable Eleven [Member]
Convertible notes payable, currently in default, gross	$ 0	$ 9,225	$ 0